UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04438

Exact name of registrant as specified in charter:	Aberdeen Australia Equity Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32[n]d Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-839-5205

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2016

Item 1 – Schedule of Investments – The Schedule of Investments for the three-month period ended January 31, 2016 is filed herewith.

Portfolio of Investments (unaudited)

As of January 31, 2016

Shares	Description	Value (US$)
LONG-TERM INVESTMENTS - 98.0%(a)
COMMON STOCKS - 98.0%
CONSUMER DISCRETIONARY - 2.0%
908,900	Tatts Group Ltd.	$2,703,724

CONSUMER STAPLES - 3.4%
439,200	Coca-Cola Amatil Ltd.	2,629,396
109,100	Woolworths Ltd.	1,896,668

		4,526,064

ENERGY - 5.9%
125,400	Caltex Australia Ltd.	3,353,513
222,700	Woodside Petroleum Ltd.	4,488,376

		7,841,889

FINANCIALS - 40.3%
1,590,100	AMP Ltd.	6,127,673
282,900	ASX Ltd.	8,557,112
288,800	Australia & New Zealand Banking Group Ltd.	5,013,277
148,800	Commonwealth Bank of Australia	8,411,014
723,500	Medibank Pvt Ltd.	1,296,731
518,200	QBE Insurance Group Ltd.	4,053,605
1,753,400	Scentre Group	5,477,196
863,200	Westfield Corp.	6,144,778
381,300	Westpac Banking Corp. Ltd.	8,444,366

		53,525,752

HEALTH CARE - 14.3%
67,900	Cochlear Ltd.	4,550,989
110,000	CSL Ltd.	8,193,797
1,226,600	Healthscope Ltd.	1,939,017
750,300	ResMed, Inc.	4,337,192

		19,020,995

INDUSTRIALS - 1.9%
317,000	Brambles Ltd.	2,532,315

MATERIALS - 17.0%
809,000	Adelaide Brighton Ltd.	2,733,211
408,800	Amcor Ltd.	3,898,302
567,100	BHP Billiton PLC - London Listing	5,506,615
1,493,200	Incitec Pivot Ltd.	3,328,314
264,800	Rio Tinto PLC - London Listing	6,493,361
936,300	South32 Ltd. - London Listing(b)	648,868

		22,608,671

TELECOMMUNICATION SERVICES - 5.1%
1,680,000	Telstra Corp. Ltd.	6,769,312

UTILITIES - 8.1%
468,200	AGL Energy Ltd.	6,244,000
4,307,000	AusNet Services	4,510,409

		10,754,409

Total Long-Term Investments - 98.0% (cost $154,472,025)		130,283,131

See Notes to Portfolio of Investments.

Aberdeen Australia Equity Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2016

Par Amount	Description	Value (US$)
SHORT-TERM INVESTMENT - 0.1%
$176,000	Repurchase Agreement, Fixed Income Clearing Corp., 0.03% dated 01/29/2016, due 02/01/2016 in the amount of $176,000 collateralized by a U.S. Treasury Bond, 3.13%, maturing 02/15/2043; total market value of 184,545.	$176,000

Total Short-Term Investment - 0.1% (cost $176,000)		176,000

Total Investments - 98.1% (cost $154,648,025)(c)		130,459,131

Other Assets in Excess of Liabilities - 1.9%		2,478,006

Net Assets - 100.0%		$132,937,137

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. See Note (a) of the accompanying Notes to Portfolio of Investments.

(b)	Non-income producing security.

(c)	See accompanying Notes to Portfolio of Investments for tax unrealized appreciation/depreciation of securities.

See Notes to Portfolio of Investments.

Aberdeen Australia Equity Fund, Inc.

Notes to Portfolio of Investments (unaudited)

January 31, 2016

Summary of Significant Accounting Policies

a.	Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s valuation and liquidity procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Fund’s Board of Directors (the “Board”). These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which they trade closed before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved and established by the Board. A security that has been fair valued by the Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon significant observable inputs, including adjusted quoted prices in active markets for identical assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

The three-level hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments;

Aberdeen Australia Equity Fund, Inc.

Notes to Portfolio of Investments (unaudited) (concluded)

January 31, 2016

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s investments at fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

	Level 1	Level 2	Level 3	Total

Investments, at Value
Long-Term Investments	$—	$130,283,131	$—	$130,283,131
Total Long-Term Investments	—	130,283,131	—	130,283,131
Short-Term Investment	—	176,000	—	176,000
Total	$—	$130,459,131	$—	$130,459,131

Amounts listed as “—” are $0 or round to $0.

For movements between the Levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. During the period ended January 31, 2016, there were no transfers between Levels 1, 2 or 3. For the period ended January 31, 2016, there have been no significant changes to the fair valuation methodologies.

b.	Repurchase Agreements:

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. It is the Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited. Repurchase agreements are subject to contractual netting arrangements with the counterparty, Fixed Income Clearing Corp. For additional information on the Fund’s repurchase agreement, see the Portfolio of Investments. The Fund held a repurchase agreement of $176,000 as of January 31, 2016. The value of the related collateral exceeded the value of the repurchase agreement at January 31, 2016.

c.	Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2016 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$128,145,578	$22,278,115	$(19,964,562)	$2,313,553

Aberdeen Australia Equity Fund, Inc.

Item	2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Australia Equity Fund, Inc.

BY:	/s/ Christian Pittard
Christian Pittard, Principal Executive Officer of Aberdeen Australia Equity Fund, Inc.

Date: March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY:	/s/ Christian Pittard
Christian Pittard, Principal Executive Officer of Aberdeen Australia Equity Fund, Inc.

Date: March 30, 2016

BY:	/s/ Andrea Melia
Andrea Melia, Principal Financial Officer of Aberdeen Australia Equity Fund, Inc.

Date: March 30, 2016